Employee Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Interest cost for defined benefits plan	$ 83,463	$ 37,907	$ 29,735
Interest income from the plan assets	(42)	(78)	(164)
Losses from remeasurement of defined benefit plans	177,527	4,941	29,399
Other Comprehensive Income
Disclosure Of Defined Benefit Plans [Line Items]
Current service cost for defined benefits plan	6,383	4,074	3,704
Interest cost for defined benefits plan	269,331	112,196	87,079
Interest income from the plan assets	(190,283)	(79,193)	(62,649)
Past service cost	(850)	5,923	2,601
Interest cost on asset ceiling components	4,373	4,305	5,141
Expenses recognized in Profit or Loss	88,954	47,305	35,876
Losses from remeasurement of defined benefit plans	177,527	4,941	29,399
Total expense recognized in Comprehensive Income	$ 266,481	$ 52,246	$ 65,275